Warrants (Tables)	9 Months Ended
	Oct. 31, 2021	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	September 30, 2021	Initial Measurement
Exercise price	$11.50	$11.50
Stock price	$9.77	$9.75
Volatility	13.8%	16.0%
Term (years)	5.35	5.33
Risk-free rate	1.02%	0.94%

Rigetti Holdings [Member]
Class of Warrant or Right [Line Items]
Schedule Of Common Stock Warrants	See below for the October 31, 2021 balance summary:
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach	The fair value of the common stock warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at October 31, 2021, are as follows:

Valuation Assumption	Common Stock Warrants
October 31, 2021

Stock price	$4.44
Strike price	$0.21
Volatility (annual)	51.90%
Risk-free rate	1.30%
Estimated time to expiration (years)	10
Dividend yield	0.00%

Disclosure of impact of restatement on the balance sheet

	As of July 31, 2021 As Originally Reported	Correction of Immaterial Error	As of July 31, 2021 As Corrected
Consolidated Balance Sheet
Other Assets	$164,341	$555,977	$720,318

Total Assets	53,575,458	555,977	54,131,435

Other Current Liabilities	19,959	184,000	203,959

Total Current Liabilities	4,404,060	184,000	4,588,060
Notes Payable, net	19,958,361	(2,038,948)	17,919,413
Derivative warrant liabilities	—	2,690,574	2,690,574
Other Liabilities	369,274	157,033	526,307

Total Liabilities	24,731,695	992,659	25,724,354
Accumulated Deficit	(187,370,442)	(436,682)	(187,807,124)
Total Stockholders’ deficit	(52,679,378)	(436,682)	(53,116,060)
Total Preferred Stock	81,523,141	—	81,523,141
Total Liabilities, Pref Stock and Stockholder’s deficit	53,575,458	555,977	54,131,435

Disclosure of impact of restatement on the income statement

	As of July 31, 2021 As Originally Reported	Correction of Immaterial Error	As of July 31, 2021 As Corrected
Consolidated statement of operations
Interest income (expense), net	$(704,309)	$(436,682)	$(1,140,991)

Net Loss	(18,480,610)	(436,682)	(18,917,292)

Earnings per share	$(0.85)	$(0.02)	$(0.87)

Consolidated statement of Cashflows
Net Loss	(18,480,610)	(436,682)	(18,917,292)
Amortization of debt issuance costs	—	436,682	436,682

Net Cash used in operating activities	(18,480,610)	—	(18,480,610)